Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 58.6%
Aerospace & Defense - 0.7%
General Dynamics Corp.	1,397	$ 204,996
Northrop Grumman Corp.	954	310,059
Raytheon Technologies Corp.	5,948	337,133

		852,188

Airlines - 0.1%
Delta Air Lines, Inc.	2,528	63,124
Southwest Airlines Co.	3,276	101,196

		164,320

Auto Components - 0.1%
Magna International, Inc.	2,402	110,900

Automobiles - 0.1%
General Motors Co.	4,648	115,689

Banks - 1.7%
Bank of America Corp.	15,535	386,511
Citigroup, Inc.	15,803	790,308
Citizens Financial Group, Inc.	5,823	144,468
KeyCorp	19,702	236,621
Regions Financial Corp.	15,201	165,083
Truist Financial Corp.	1,315	49,260
Wells Fargo & Co.	15,247	369,892

		2,142,143

Beverages - 0.7%
Coca-Cola Co.	10,397	491,154
Constellation Brands, Inc., Class A	1,978	352,480

		843,634

Biotechnology - 1.6%
AbbVie, Inc.	8,770	832,361
Alexion Pharmaceuticals, Inc. (A)	1,942	199,036
Amgen, Inc.	524	128,207
Biogen, Inc. (A)	731	200,798
Gilead Sciences, Inc.	326	22,667
Regeneron Pharmaceuticals, Inc. (A)	479	302,761
Vertex Pharmaceuticals, Inc. (A)	1,026	279,072

		1,964,902

Building Products - 0.6%
Carrier Global Corp.	6,779	184,660
Masco Corp.	4,551	260,135
Trane Technologies PLC	2,042	228,439

		673,234

Capital Markets - 1.8%
BlackRock, Inc.	819	470,933
Charles Schwab Corp.	3,760	124,644
Goldman Sachs Group, Inc.	870	172,225
MarketAxess Holdings, Inc.	188	97,140
Morgan Stanley	9,210	450,185
MSCI, Inc.	297	111,666
S&P Global, Inc.	1,343	470,386
State Street Corp.	2,843	181,355
T. Rowe Price Group, Inc.	524	72,364

		2,150,898

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.0%
Air Products & Chemicals, Inc.	574	$ 164,526
Celanese Corp.	1,831	177,973
Dow, Inc. (A)	3,529	144,901
DuPont de Nemours, Inc.	2,072	110,811
Eastman Chemical Co.	3,942	294,191
Linde PLC	1,009	247,316
LyondellBasell Industries NV, Class A	1,337	83,589

		1,223,307

Commercial Services & Supplies - 0.1%
Cintas Corp.	267	80,599

Communications Equipment - 0.2%
Cisco Systems, Inc.	4,903	230,931
Motorola Solutions, Inc.	257	35,929

		266,860

Consumer Finance - 0.3%
American Express Co.	1,747	163,030
Capital One Financial Corp.	3,796	242,185

		405,215

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,335	151,309
Crown Holdings, Inc. (A)	1,927	137,934
Packaging Corp. of America	515	49,502
WestRock Co.	2,309	62,020

		400,765

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc. (C)	1,048	15,196

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	5,783	1,132,196
Voya Financial, Inc.	453	22,378

		1,154,574

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	14,836	852,773

Electric Utilities - 1.4%
Duke Energy Corp.	1,893	160,413
Entergy Corp.	3,951	415,369
FirstEnergy Corp.	1,502	43,558
NextEra Energy, Inc.	2,900	814,030
Southern Co.	2,275	124,238
Xcel Energy, Inc.	1,961	135,387

		1,692,995

Electrical Equipment - 0.5%
Eaton Corp. PLC	5,209	485,114
Emerson Electric Co.	2,791	173,070

		658,184

Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity, Ltd.	910	81,054

Entertainment - 0.8%
Electronic Arts, Inc. (A)	463	65,570
Netflix, Inc. (A)	1,771	865,806

		931,376

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	1,910	173,447

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	520	$ 408,450
Equity Lifestyle Properties, Inc.	1,118	76,382
Mid-America Apartment Communities, Inc.	1,157	137,903
Prologis, Inc.	3,953	416,725
Realty Income Corp.	564	33,868
Sun Communities, Inc.	356	53,375
UDR, Inc.	781	28,272
Ventas, Inc.	2,060	79,022

		1,407,444

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	1,251	407,238
Kroger Co.	3,066	106,666

		513,904

Food Products - 0.4%
Conagra Brands, Inc.	1,317	49,322
Mondelez International, Inc., Class A	8,423	467,392

		516,714

Health Care Equipment & Supplies - 1.9%
ABIOMED, Inc. (A)	129	38,692
Baxter International, Inc.	4,395	379,640
Becton Dickinson & Co.	727	204,534
Boston Scientific Corp. (A)	5,628	217,072
DexCom, Inc. (A)	188	81,882
Edwards Lifesciences Corp. (A)	1,153	90,407
Intuitive Surgical, Inc. (A)	214	146,684
Medtronic PLC	7,682	741,159
Zimmer Biomet Holdings, Inc.	3,372	454,748

		2,354,818

Health Care Providers & Services - 1.7%
Anthem, Inc.	934	255,729
Cigna Corp. (A)	2,061	355,914
DaVita, Inc. (A)	1,009	88,176
McKesson Corp.	2,620	393,419
UnitedHealth Group, Inc.	3,152	954,363

		2,047,601

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	2,009	150,776
Yum! Brands, Inc.	2,305	209,870

		360,646

Household Durables - 0.2%
Lennar Corp., Class A	3,956	286,216

Household Products - 1.2%
Kimberly-Clark Corp.	2,228	338,745
Procter & Gamble Co.	8,547	1,120,683

		1,459,428

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	5,057	755,364

Insurance - 1.1%
Allstate Corp.	4,060	383,223
American International Group, Inc.	2,310	74,243
Aon PLC, Class A	1,149	235,798
Arch Capital Group, Ltd. (A)	567	17,435
Everest Re Group, Ltd.	119	26,036
Hartford Financial Services Group, Inc.	2,121	89,761
Marsh & McLennan Cos., Inc.	1,343	156,594

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	840	$ 31,794
Progressive Corp.	4,281	386,746

		1,401,630

Interactive Media & Services - 3.3%
Alphabet, Inc., Class A (A)	883	1,313,860
Alphabet, Inc., Class C (A)	796	1,180,436
Facebook, Inc., Class A (A)	6,389	1,620,698

		4,114,994

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (A)	1,244	3,936,862
Booking Holdings, Inc. (A)	190	315,805

		4,252,667

IT Services - 3.8%
Accenture PLC, Class A	2,320	521,490
Automatic Data Processing, Inc.	2,416	321,111
FleetCor Technologies, Inc. (A)	227	58,695
International Business Machines Corp.	3,541	435,330
Leidos Holdings, Inc.	3,125	297,375
Mastercard, Inc., Class A	4,305	1,328,222
PayPal Holdings, Inc. (A)	5,306	1,040,347
Visa, Inc., Class A	3,397	646,789

		4,649,359

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	383	146,367
Thermo Fisher Scientific, Inc.	2,144	887,509

		1,033,876

Machinery - 1.0%
Cummins, Inc.	1,887	364,682
Deere & Co.	983	173,313
Parker-Hannifin Corp.	1,772	317,046
Snap-on, Inc.	616	89,856
Stanley Black & Decker, Inc.	1,760	269,843

		1,214,740

Media - 1.4%
Altice USA, Inc., Class A (A)	2,767	74,681
Charter Communications, Inc., Class A (A)	1,335	774,300
Comcast Corp., Class A	15,316	655,525
Discovery, Inc., Class A (A) (C)	5,726	120,819
Discovery, Inc., Class C (A)	6,256	118,551

		1,743,876

Metals & Mining - 0.1%
Newmont Corp.	2,095	144,974

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	2,964	56,346
CMS Energy Corp.	2,960	189,973
DTE Energy Co.	1,564	180,845
Sempra Energy	789	98,199

		525,363

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	1,513	141,239
Target Corp.	2,974	374,367

		515,606

Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	1,266	23,674
Cheniere Energy, Inc. (A)	1,602	79,267

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	6,553	$ 550,059
Diamondback Energy, Inc.	2,277	90,761
EOG Resources, Inc.	6,183	289,674
Exxon Mobil Corp.	3,106	130,700
Kinder Morgan, Inc.	5,805	81,851
Phillips 66	3,803	235,862
Pioneer Natural Resources Co.	2,871	278,257
Williams Cos., Inc.	3,264	62,440

		1,822,545

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	12,071	708,085
Eli Lilly & Co.	4,027	605,218
Johnson & Johnson	4,704	685,655
Merck & Co., Inc.	11,048	886,491
Pfizer, Inc.	3,824	147,148

		3,032,597

Professional Services - 0.1%
Verisk Analytics, Inc.	425	80,202

Road & Rail - 0.8%
CSX Corp.	3,760	268,238
Kansas City Southern	348	59,804
Lyft, Inc., Class A (A) (C)	1,210	35,368
Norfolk Southern Corp.	2,931	563,368
Union Pacific Corp.	535	92,742

		1,019,520

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (A)	4,865	376,697
Analog Devices, Inc.	4,060	466,291
Applied Materials, Inc.	1,797	115,601
Intel Corp.	2,594	123,812
Lam Research Corp.	1,057	398,658
Microchip Technology, Inc.	1,414	143,846
Micron Technology, Inc. (A)	4,277	214,085
NVIDIA Corp.	1,342	569,800
NXP Semiconductors NV	2,637	309,926
Qorvo, Inc. (A)	1,582	202,733
QUALCOMM, Inc.	1,642	173,412
Texas Instruments, Inc.	5,202	663,515

		3,758,376

Software - 5.1%
Fortinet, Inc. (A)	366	50,618
Intuit, Inc.	1,823	558,512
Microsoft Corp.	23,439	4,805,229
salesforce.com, Inc. (A)	3,934	766,540
Workday, Inc., Class A (A)	593	107,286

		6,288,185

Specialty Retail - 2.2%
AutoZone, Inc. (A)	285	344,115
Best Buy Co., Inc.	4,379	436,105
Home Depot, Inc.	3,226	856,471
Lowe’s Cos., Inc.	4,439	661,011
Ross Stores, Inc.	1,927	172,794
TJX Cos., Inc.	5,393	280,382

		2,750,878

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	12,056	5,124,282
HP, Inc.	8,909	156,620

		5,280,902

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	1,593	$ 125,401
NIKE, Inc., Class B	3,910	381,655
Ralph Lauren Corp.	950	67,735

		574,791

Tobacco - 0.8%
Altria Group, Inc.	10,599	436,149
Philip Morris International, Inc.	7,265	558,024

		994,173

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	4,100	440,258

Total Common Stocks (Cost $54,956,471)		72,122,453

PREFERRED STOCK - 0.0% (B)
Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,226

Total Preferred Stock (Cost $8,784)		7,226

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.20% (D), 07/18/2027 (E)	$ 247,073	244,839
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	38,455	38,435
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	35,862	35,662
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.48% (D), 10/18/2030 (E)	250,000	246,679
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	142,789	162,520
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	145,387	158,557
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	67,674	68,698
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	22,166	22,181
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	23,628	23,616
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	380,000	375,976
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	265,000	265,650

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.46% (D), 01/20/2031 (E)	$ 200,000	$ 196,780
Ocwen Master Advance Receivables Trust
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	118,000	118,010
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	88,657	88,480
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	126,616	129,125
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.37% (D), 07/20/2030 (E)	250,000	245,559
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	14,175	14,238
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	113,124	112,531
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	35,527	35,785
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	41,097	41,374
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	41,987	42,591
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	90,874	93,390
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	50,318	51,616
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	111,446	115,405
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	179,254	193,102
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	101,045	107,102
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	145,000	149,331
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	25,171	25,077
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	62,343	62,219

Total Asset-Backed Securities (Cost $3,418,595)		3,464,528

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (E)	41,000	46,227
Boeing Co.
3.50%, 03/01/2039	91,000	84,162
5.15%, 05/01/2030 (C)	85,000	92,739
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (E)	36,000	39,997
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	49,000	54,445

		317,570

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 52,568	$ 49,443
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	115,369	113,109
JetBlue Pass-Through Trust
2.75%, 11/15/2033	85,939	80,807
United Airlines Pass-Through Trust
3.75%, 03/03/2028	114,856	106,025

		349,384

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	83,000	90,266

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	63,000	63,945
General Motors Co.
4.88%, 10/02/2023	23,000	25,032
6.25%, 10/02/2043	15,000	17,865

		106,842

Banks - 2.1%
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (D), 06/19/2041, MTN	71,000	75,605
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	237,000	261,594
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	63,000	71,183
Barclays Bank PLC
10.18%, 06/12/2021 (E)	147,000	157,887
CIT Group, Inc.
4.13%, 03/09/2021	10,000	10,037
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	184,000	207,386
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	294,648
Credit Agricole SA
3.25%, 01/14/2030 (E)	250,000	274,829
Credit Suisse AG
2.80%, 04/08/2022	262,000	272,275
Discover Bank
3.45%, 07/27/2026	250,000	273,660
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	68,403
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	104,000	113,276
Fixed until 04/22/2040, 3.11% (D), 04/22/2041	97,000	109,991
4.13%, 12/15/2026	85,000	99,604
Truist Financial Corp.
1.95%, 06/05/2030, MTN	66,000	69,564
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	167,000	189,254
Fixed until 06/15/2024 (F), 5.90% (D)	40,000	40,700

		2,589,896

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	65,000	74,578
4.15%, 01/23/2025	37,000	42,222
4.44%, 10/06/2048	57,000	68,505
4.75%, 01/23/2029	78,000	95,996

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 40,000	$ 44,281
3.70%, 12/06/2026	16,000	18,466
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	56,000	63,568
Pernod Ricard SA
5.75%, 04/07/2021 (E)	128,000	132,605

		540,221

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	52,462
4.05%, 11/21/2039 (E)	40,000	49,217
Amgen, Inc.
2.20%, 02/21/2027	65,000	69,374
Biogen, Inc.
2.25%, 05/01/2030	42,000	43,846
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	32,943

		247,842

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030 (E)	74,000	78,204

Capital Markets - 0.6%
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	66,000	99,145
Lazard Group LLC
4.50%, 09/19/2028	94,000	109,187
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	81,000	88,313
3.70%, 10/23/2024, MTN	127,000	141,914
5.00%, 11/24/2025	60,000	71,518
UBS AG
7.63%, 08/17/2022	250,000	279,970

		790,047

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	111,000	121,309
Waste Connections, Inc.
2.60%, 02/01/2030	57,000	62,460

		183,769

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	92,000	94,990

Construction & Engineering - 0.5%
SBA Tower Trust
1.88%, 07/15/2050 (E)	56,000	56,355
2.84%, 01/15/2050 (E)	300,000	313,084
3.17%, 04/09/2047 (E)	110,000	111,815
3.45%, 03/15/2048 (E)	78,000	81,768

		563,022

Construction Materials - 0.2%
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	200,000	238,690
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	24,000	26,781
4.25%, 12/15/2047	24,000	28,716

		294,187

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.1%
Ally Financial, Inc.
3.88%, 05/21/2024	$ 52,000	$ 55,558
American Express Co.
4.05%, 12/03/2042	40,000	53,009
BMW US Capital LLC
2.80%, 04/11/2026 (E)	65,000	70,370

		178,937

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	13,000	16,367

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	186,000	189,162
Aviation Capital Group LLC
5.50%, 12/15/2024 (E)	147,000	150,584
Element Fleet Management Corp.
3.85%, 06/15/2025 (E)	56,000	58,946
Kaupthing Bank
7.63%, 02/28/2020 (E) (G) (H) (I) (J)	710,000	0

		398,692

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025 (K)	103,000	114,571
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	74,000	77,700
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	60,000	64,649
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	31,121
Verizon Communications, Inc.
3.50%, 11/01/2024	107,000	119,267
5.50%, 03/16/2047	148,000	230,248

		637,556

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	86,000	95,622
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	45,376
DTE Electric Co.
4.30%, 07/01/2044	81,000	108,281
Duke Energy Corp.
3.75%, 04/15/2024 (C)	7,000	7,744
3.75%, 09/01/2046	169,000	208,313
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	79,498
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	53,052
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	8,000	8,455
5.30%, 06/01/2042	20,000	30,475
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	69,246
PacifiCorp
3.60%, 04/01/2024	61,000	66,781
5.75%, 04/01/2037	20,000	29,835

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	$ 49,000	$ 54,298

		856,976

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	63,000	69,405
Arrow Electronics, Inc.
3.88%, 01/12/2028	83,000	90,556
Keysight Technologies, Inc.
4.60%, 04/06/2027	86,000	101,659

		261,620

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	90,000	99,364
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	28,243

		127,607

Equity Real Estate Investment Trusts - 0.6%
American Tower Trust #1
3.65%, 03/15/2048 (E)	120,000	130,252
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	61,000	65,666
Equinix, Inc.
5.38%, 05/15/2027	64,000	70,422
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	53,000	55,888
Healthpeak Properties, Inc.
3.50%, 07/15/2029	46,000	51,885
Highwoods Realty, LP
3.05%, 02/15/2030	68,000	70,485
Life Storage, LP
4.00%, 06/15/2029	47,000	53,249
Prologis, LP
2.13%, 04/15/2027	30,000	32,166
Realty Income Corp.
3.25%, 01/15/2031	31,000	34,784
Service Properties Trust
5.00%, 08/15/2022	83,000	81,948
Weyerhaeuser Co.
4.00%, 04/15/2030	69,000	80,267

		727,012

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	64,000	69,491
Walmart, Inc.
3.63%, 12/15/2047	107,000	141,915

		211,406

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030	90,000	95,332

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
1.40%, 06/30/2030	35,000	35,964
Boston Scientific Corp.
4.70%, 03/01/2049	66,000	93,165

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	$ 69,000	$ 75,493
Stryker Corp.
1.95%, 06/15/2030	66,000	68,602

		273,224

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.25%, 05/15/2030	61,000	64,582
Centene Corp.
3.38%, 02/15/2030	60,000	63,525
Cigna Corp.
2.40%, 03/15/2030	61,000	65,074
CVS Health Corp.
3.75%, 04/01/2030	86,000	100,897
HCA, Inc.
4.13%, 06/15/2029	28,000	32,773
5.25%, 04/15/2025	16,000	18,638
Health Care Service Corp.
2.20%, 06/01/2030 (E)	38,000	39,127
Quest Diagnostics, Inc.
4.20%, 06/30/2029	92,000	111,717
UnitedHealth Group, Inc.
2.00%, 05/15/2030	56,000	59,694

		556,027

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	74,000	78,905

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	72,000	81,322
General Electric Co.
6.88%, 01/10/2039, MTN	16,000	20,779

		102,101

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	56,000	66,221
4.25%, 03/15/2029	46,000	54,650
Aon Corp.
2.80%, 05/15/2030	67,000	73,463
CNA Financial Corp.
3.90%, 05/01/2029	52,000	59,363
Five Corners Funding Trust II
2.85%, 05/15/2030 (E)	100,000	108,246
Markel Corp.
3.35%, 09/17/2029	101,000	110,893
Progressive Corp.
3.20%, 03/26/2030	35,000	40,985
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	143,000	161,577

		675,398

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	200,000	221,020
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	97,000	103,522

		324,542

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	65,000	64,367

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029 (C)	$ 34,000	$ 40,732
Fiserv, Inc.
3.50%, 07/01/2029	63,000	72,910

		113,642

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	36,000	52,916

Machinery - 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	18,000	18,823
Xylem, Inc.
1.95%, 01/30/2028	45,000	46,779

		65,602

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	53,317
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	35,000	34,300
NBCUniversal Media LLC
4.45%, 01/15/2043	38,000	51,085

		138,702

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	222,520
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	47,840

		270,360

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	71,000	77,693
CMS Energy Corp.
3.88%, 03/01/2024	17,000	18,643
4.88%, 03/01/2044	26,000	35,835
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	6,000	6,271

		138,442

Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC
3.12%, 05/04/2026	174,000	191,022
Energy Transfer Operating, LP
5.15%, 03/15/2045	133,000	128,888
5.95%, 10/01/2043	28,000	28,382
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	118,900
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	52,000	57,184
Nexen, Inc.
5.88%, 03/10/2035	10,000	14,431
Noble Energy, Inc.
3.25%, 10/15/2029	47,000	52,853
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	62,217
Petroleos Mexicanos
6.84%, 01/23/2030 (E)	139,000	129,270
7.69%, 01/23/2050 (E)	17,000	14,948

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	$ 52,000	$ 51,366
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	45,128
Shell International Finance BV
2.50%, 09/12/2026	103,000	112,225
3.75%, 09/12/2046	30,000	36,518
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	33,488
7.88%, 09/01/2021	26,000	27,958

		1,104,778

Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	65,000	67,191
4.00%, 01/17/2029	25,000	30,557
4.38%, 08/17/2048	34,000	48,338
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	200,000	236,473
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	38,000	43,159
Merck & Co., Inc.
3.40%, 03/07/2029	41,000	48,451
Upjohn, Inc.
2.30%, 06/22/2027 (E)	35,000	36,781
Zoetis, Inc.
2.00%, 05/15/2030	42,000	44,445

		555,395

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	52,000	55,521
Experian Finance PLC
2.75%, 03/08/2030 (E)	200,000	219,774

		275,295

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (E)	120,000	106,165
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	13,000	13,780
3.75%, 04/01/2024	8,000	8,868
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	74,000	92,409

		221,222

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.88%, 05/11/2024	68,000	73,588
KLA Corp.
3.30%, 03/01/2050	56,000	62,736
Lam Research Corp.
1.90%, 06/15/2030	48,000	50,864
3.75%, 03/15/2026	70,000	80,982
Micron Technology, Inc.
2.50%, 04/24/2023	31,000	32,365
NVIDIA Corp.
2.85%, 04/01/2030	60,000	67,194
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (E)	30,000	33,106
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	121,000	139,966

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (E)	$ 50,000	$ 53,435
Xilinx, Inc.
2.38%, 06/01/2030	64,000	69,356

		663,592

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027	61,000	66,358
Infor, Inc.
1.75%, 07/15/2025 (E)	68,000	70,095
Intuit, Inc.
1.35%, 07/15/2027	49,000	50,208
Microsoft Corp.
3.30%, 02/06/2027	40,000	46,358

		233,019

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	40,000	44,141
2.85%, 02/23/2023	83,000	87,994
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	60,000	70,354
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	55,000	60,371
Seagate HDD Cayman
4.13%, 01/15/2031 (E)	12,000	12,882
Western Digital Corp.
4.75%, 02/15/2026	120,000	130,364

		406,106

Tobacco - 0.2%
Altria Group, Inc.
3.40%, 05/06/2030	55,000	61,472
BAT Capital Corp.
3.22%, 08/15/2024	86,000	92,931
4.91%, 04/02/2030	52,000	62,730

		217,133

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	208,782
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	42,694
3.72%, 07/15/2043 (E)	105,000	109,709
Sprint Corp.
7.88%, 09/15/2023	42,000	48,720
T-Mobile USA, Inc.
3.88%, 04/15/2030 (E)	82,000	93,910

		503,815

Total Corporate Debt Securities (Cost $15,359,672)		16,792,328

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	222,250

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	200,000	224,650

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	124,444

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	$ 100,000	$ 129,750

Total Foreign Government Obligations (Cost $650,176)		701,094

MORTGAGE-BACKED SECURITIES - 3.9%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	163,493	98,412
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	131,008
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	315,000	222,984
BBCMS Mortgage Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	244,016
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	24,209	26,012
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	70,536
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	163,768
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	44,564	45,820
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	72,581	76,253
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	131,453
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	95,013
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	331,499
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	100,000	100,132
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	128,246
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.84% (D), 12/27/2035 (E)	79,735	79,447
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	150,000	148,870
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.26% (D), 03/18/2035	48,878	46,697
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	281,215
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.97% (D), 10/25/2034	30,800	30,262
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.31% (D), 08/25/2037	110,190	89,352

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.81% (D), 10/25/2028	$ 19,043	$ 18,548
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	360,000	358,336
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	67,309	67,322
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.57% (D), 08/15/2034 (E)	333,016	318,861
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	48,193	49,700
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	24,695	26,427
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	62,307	66,841
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	45,281	48,413
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	42,743	45,004
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	89,986	97,120
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	153,719	165,154
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	59,353	63,674
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	202,944	214,924
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	190,305	199,336
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	202,310
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	130,000	100,362
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.89% (D), 01/19/2034	50,022	47,870
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	225,000	227,774

Total Mortgage-Backed Securities (Cost $4,998,252)		4,858,971

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	25,840
State of California, General Obligation Unlimited
7.30%, 10/01/2039	50,000	85,116
7.60%, 11/01/2040	55,000	103,246

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	$ 10,000	$ 15,371

		229,573

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	15,205

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	14,000	24,695

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	19,843
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	25,354
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	14,372
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	28,255

		87,824

Total Municipal Government Obligations (Cost $282,892)		357,297

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 3.90% (D), 02/01/2041	3,474	3,614
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	135,164	145,238
3.01%, 07/25/2025	188,000	207,876
3.06% (D), 07/25/2023 - 08/25/2024	455,000	492,971
Federal National Mortgage Association
3.33% (D), 10/25/2023	41,883	44,686
3.50%, 11/01/2028 - 01/01/2029	64,916	69,420
12-Month LIBOR + 1.75%, 3.75% (D), 03/01/2041	2,338	2,352
12-Month LIBOR + 1.82%, 3.82% (D), 03/01/2041	1,711	1,724
4.00%, 10/01/2025 - 07/01/2026	17,454	18,510
4.50%, 02/01/2025	2,180	2,313
5.00%, 04/01/2039 - 11/01/2039	107,222	123,216
5.50%, 09/01/2036 - 12/01/2041	196,355	229,416
6.00%, 05/01/2038 - 04/01/2040	107,587	126,400
6.50%, 05/01/2040	30,286	34,934
Government National Mortgage Association, Interest Only STRIPS
0.74% (D), 02/16/2053	141,365	5,647

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
2.00%, TBA (L)	$ 1,372,000	$ 1,425,606
2.50%, TBA (L)	708,000	743,585
3.00%, TBA (L)	2,728,000	2,885,819
3.50%, TBA (L)	2,244,000	2,366,368
4.00%, TBA (L)	355,000	377,132

Total U.S. Government Agency Obligations (Cost $9,186,699)		9,306,827

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury - 7.8%
U.S. Treasury Bond
2.00%, 02/15/2050 (C)	263,000	315,980
2.25%, 08/15/2046	95,000	117,856
2.38%, 11/15/2049 (C)	109,000	141,053
2.50%, 02/15/2045 - 05/15/2046	514,000	662,462
2.75%, 08/15/2042 - 08/15/2047 (C)	481,500	645,957
2.75%, 11/15/2047	183,000	250,267
2.88%, 08/15/2045 - 05/15/2049	327,300	456,160
3.00%, 05/15/2042 (C)	139,000	191,994
3.00%, 08/15/2048	108,100	155,259
3.13%, 02/15/2042 - 05/15/2048	252,500	356,151
3.63%, 02/15/2044	1,105,300	1,680,963
4.50%, 02/15/2036 (C)	201,000	313,364
4.75%, 02/15/2037	290,000	471,397
5.25%, 02/15/2029	177,000	247,973
U.S. Treasury Note
0.63%, 05/15/2030	515,000	519,265
1.50%, 08/15/2026 - 02/15/2030	480,300	521,130
1.63%, 02/15/2026	288,000	309,274
1.63%, 08/15/2029 (C)	108,000	118,779
1.75%, 05/15/2023	204,000	213,268
1.88%, 11/30/2021 (C)	155,000	158,590
2.00%, 02/15/2025	61,000	65,963
2.13%, 06/30/2022 - 05/15/2025	512,000	549,450
2.25%, 11/15/2027	463,300	524,633
2.38%, 05/15/2029	65,000	75,555
2.88%, 05/15/2028	162,200	192,492
3.13%, 11/15/2028	249,500	303,503

		9,558,738

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	88,125	107,202
2.50%, 01/15/2029	325,689	426,218
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	947,286	1,006,829

		1,540,249

Total U.S. Government Obligations (Cost $9,492,141)		11,098,987

COMMERCIAL PAPER - 5.8%
Banks - 1.0%
DNB Bank ASA
0.22% (M), 10/07/2020	425,000	424,826
Manhattan Asset Funding Co. LLC
0.25% (M), 09/01/2020	400,000	399,914
Sumitomo Mitsui Brokerage Corp.
0.21% (M), 10/29/2020	400,000	399,792

		1,224,532

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
0.30% (M), 08/20/2020	450,000	449,929

	Principal	Value
COMMERCIAL PAPER (continued)
Commercial Services & Supplies - 0.3%
Charta LLC
0.22% (M), 10/14/2020	$ 400,000	$ 399,819

Diversified Financial Services - 3.8%
Atlantic Asset Securitization LLC
0.22% (M), 09/10/2020	325,000	324,921
Barton Capital Corp.
0.30% (M), 08/07/2020	363,000	362,982
Cancara Asset Securitisation LLC
0.30% (M), 08/05/2020	325,000	324,989
Chariot Funding LLC
0.23% (M), 10/05/2020	265,000	264,890
Collateralized Commercial Paper Flex Co. LLC
0.23% (M), 08/26/2020	360,000	359,943
Crown Point Capital Co.
0.32% (M), 08/20/2020	250,000	249,958
Gotham Funding Corp.
0.25% (M), 08/10/2020	250,000	249,984
Jupiter Securitization Co. LLC
0.30% (M), 08/04/2020	425,000	424,989
Le Fayette Asset Securitization LLC
0.25% (M), 08/14/2020	450,000	449,959
Lexington Parker Capital Co. LLC
0.17% (M), 08/18/2020	250,000	249,980
LMA Americas LLC
0.24% (M), 10/08/2020	300,000	299,864
Mont Blanc Capital Corp.
0.29% (M), 08/13/2020	475,000	474,954
Sheffield Receivable
0.25% (M), 09/01/2020	300,000	299,935
Starbird Funding Corp.
0.23% (M), 09/02/2020	325,000	324,934

		4,662,282

Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada, Ltd.
0.66% (M), 08/04/2020	349,000	348,981

Total Commercial Paper (Cost $7,085,542)		7,085,543

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bill
0.11% (M), 08/06/2020	125,000	124,998
0.14% (M), 10/01/2020	125,000	124,972
0.17% (M), 09/10/2020	495,000	494,909

Total Short-Term U.S. Government Obligations (Cost $744,879)		744,879

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (M)	1,199,380	1,199,380

Total Other Investment Company (Cost $1,199,380)		1,199,380

Total Investments (Cost $107,383,483)		127,739,513
Net Other Assets (Liabilities) - (3.8)%		(4,724,065)

Net Assets - 100.0%		$ 123,015,448

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	4	09/18/2020	$652,658	$652,700	$42	$—

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Common Stocks	$72,122,453	$—	$—	$72,122,453
Preferred Stock	7,226	—	—	7,226
Asset-Backed Securities	—	3,464,528	—	3,464,528
Corporate Debt Securities	—	16,792,328	0	16,792,328
Foreign Government Obligations	—	701,094	—	701,094
Mortgage-Backed Securities	—	4,858,971	—	4,858,971
Municipal Government Obligations	—	357,297	—	357,297
U.S. Government Agency Obligations	—	9,306,827	—	9,306,827
U.S. Government Obligations	—	11,098,987	—	11,098,987
Commercial Paper	—	7,085,543	—	7,085,543
Short-Term U.S. Government Obligations	—	744,879	—	744,879
Other Investment Company	1,199,380	—	—	1,199,380

Total Investments	$73,329,059	$54,410,454	$0	$127,739,513

Other Financial Instruments
Futures Contracts (P)	$42	$—	$—	$42

Total Other Financial Instruments	$42	$—	$—	$42

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,235,755, collateralized by cash collateral of $1,199,380 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,083,770. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $12,201,753, representing 9.9% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rounds to less than $1 or $(1).
(H)	Security deemed worthless.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the value of the security is $0, representing 0.00% of the Fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Restricted security. At July 31, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	AT&T, Inc. 3.40%, 05/15/2025	04/23/2015 - 09/15/2017	$102,443	$114,571	0.1%

(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Rates disclosed reflect the yields at July 31, 2020.
(N)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.
(P)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 14